Accounts Receivable (Tables)	9 Months Ended
Sep. 30, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following as of September 30, 2023, and December 31, 2022:
	Period Ended
	September 30,	December 31,
Accounts Receivable	2023	2022
Accounts receivable	$1,512,055	$-
Less: Allowance for doubtful accounts	-
Accounts receivable, net	$1,512,055	$-

Long Term Receivables	$2,209,050
	$2,209,050	-